Subsequent Events	3 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.    Recent financing activities
During the period from April 1 to June 12, 2026, PEMEX did not incur any additional indebtedness as a result of new borrowings or drawdowns under its credit facilities. As of March 31, 2026, the outstanding amount under the PMI Trading revolving credit line was U.S.$206,314. Between April 1 to June 12, 2026, PMI Trading obtained and repaid U.S.$200,000 from its revolving credit line. As of June 12, 2026, the outstanding amount under this revolving credit line was U.S.$206,314. The available amount under this revolving credit line was U.S. $23,686 as of June 12, 2026.
As of June 12, 2026, PEMEX had U.S.$4,150,000 and Ps.19,000,000 in available credit lines in order to provide liquidity, of which U.S.$3,350,000 and Ps. 19,000,000 are available.
B.    Exchange rates and crude oil prices
As of June 12, 2026, the Mexican peso-U.S. dollar exchange rate was Ps. 17.3898 per U.S. dollar, which represents a 3.7% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of March 31, 2026, which was Ps. 18.0667 per U.S. dollar. This appreciation in U.S. dollar exchange rate, has led to an estimated income of Ps.47,753,964 in PEMEX’s foreign exchange gains as of June 12, 2026.
As of June 12, 2026, the weighted average price of the crude oil exported by PEMEX was U.S.$81.97 per barrel. This represents a price decrease of approximately 21.7% as compared to the average price as of March 31, 2026, which was U.S.$104.72 per barrel.
C.    Contributions from the Mexican Government
During the period from April 1 to June 15, 2026, the Mexican Government has made contributions to Petróleos Mexicanos, through the Ministry of Energy in the amount of Ps.42,097,577 to provide financial support to PEMEX, such contributions have been designated to strengthen its financial position.

Date	Strengthening of financial position
April 29,	Ps.	18,178,905
May 28,	10,214,608
June 15,	13,704,064
Total	Ps.	42,097,577
D. Directors and Senior Management

On May 1, 2026, Mr. Marco Antonio Gutiérrez Martínez was appointed General Counsel of Petróleos Mexicanos, replacing Mrs. Rosa Bello Pérez.
On May 15, 2026, Mr. Juan Carlos Carpio Fragoso was appointed Chief Executive Officer of Petróleos Mexicanos, replacing Mr. Víctor Rodríguez Padilla and, Mrs. Elizabeth González Garduño was appointed Acting Chief Financial Officer of Petróleos Mexicanos, replacing Mr. Juan Carlos Carpio Fragoso.